Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 993	$ 1,152
Total Non-Current Assets	993	1,152
Current assets
Trade and other receivables	1,243	1,034
Taxation	1,023	670
Cash and cash equivalents	6,423	10,057
Total Current Assets	8,689	11,761
Total assets	9,682	12,913
Non-current liabilities
Borrowings	546	620
Total Non-Current Liabilities	546	620
Current liabilities
Trade and other payables	1,280	1,092
Borrowings	167	146
Provisions	43	50
Derivative financial liability	155	553
Total current Liabilities	1,645	1,841
Total liabilities	2,191	2,461
Issued capital and reserves attributable to owners of the parent
Share capital	1,098	1,098
Share premium	83,434	83,434
Merger reserve	53,003	53,003
Warrant reserve	720	720
Accumulated deficit	(130,764)	(127,803)
Total equity	7,491	10,452
Total equity and liabilities	$ 9,682	$ 12,913